Treasury Shares - Summary of changes in treasury shares (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Changes in treasury shares [Line Items]
Retirement of treasury shares	0	(8,685,568)
Acquisition		54,032
Acquisition cost		₩ 3,129
Distribution of treasury shares		303
Proceeds from sale or issue of treasury shares		₩ 14
Gain on disposal of treasury shares and others		14
Payment to acquire treasury shares		76,111	₩ 426,664
Bonus payment to employees [Member]
Disclosure of Changes in treasury shares [Line Items]
Distribution of treasury shares	449,901
Proceeds from sale or issue of treasury shares	₩ 20,612
Gain on disposal of treasury shares and others	114,359
Increase (decrease) through treasury share transactions, equity		141,342
Gain loss on disposal treasury share	₩ 4,813	₩ 2,659
Increase Decrease through contributions by owners, shares		626,240
Compensation to non executive directors [Member]
Disclosure of Changes in treasury shares [Line Items]
Increase (decrease) through treasury share transactions, equity		₩ 113
Gain loss on disposal treasury share		₩ 48
Increase Decrease through contributions by owners, shares		500
Kako Co Ltd [Member]
Disclosure of Changes in treasury shares [Line Items]
Number of share acquired		288,000
Payment to acquire treasury shares		₩ 72,982
SK Telecom Co., Ltd
Disclosure of Changes in treasury shares [Line Items]
Retirement of treasury shares		8,685,568
SK Square Co., Ltd
Disclosure of Changes in treasury shares [Line Items]
Number of shares in entity held by entity or by its subsidiaries or associates		773,987